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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                     PROSPECTUS SUPPLEMENT -- JULY 31, 2009

RiverSource Growth Fund -- Prospectus (Sept. 29, 2008)              S-6455-99 AD

Effective July 31, 2009, Class W shares are no longer offered for RiverSource Growth Fund.